RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Recognised in Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
The Group
Amounts recognised in the balance sheet
Retirement benefit assets	£ 1,714	£ 681
Retirement benefit obligations	(245)	(257)
The Group | Amount recognized
Amounts recognised in the balance sheet
Retirement benefit assets	1,714	681
Retirement benefit obligations	(245)	(257)
Total amounts recognised in the balance sheet	1,469	424
The Bank
Amounts recognised in the balance sheet
Retirement benefit assets	765	386
Retirement benefit obligations	(106)	(124)
The Bank | Amount recognized
Amounts recognised in the balance sheet
Retirement benefit assets	765	386
Retirement benefit obligations	(106)	(124)
Total amounts recognised in the balance sheet	£ 659	£ 262